Statements of Changes in Stockholder's Equity - USD ($) $ in Thousands		Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income
Beginning Balance at Dec. 31, 2013		$ 52,387	$ 2,000	$ 44,174		$ 6,213
Equity
Net income		5,170			$ 5,170
Dividends		(3,890)			(3,890)
Other comprehensive (loss) income		2,048				2,048
Ending Balance at Dec. 31, 2014		55,715	2,000	44,174	1,280	8,261
Equity
Net income		4,178			4,178
Dividends	[1]	(8,075)		(2,617)	(5,458)
Other comprehensive (loss) income		(2,210)				(2,210)
Ending Balance at Dec. 31, 2015		49,608	2,000	41,557		6,051
Equity
Net income		21,507			21,507
Dividends		(3,753)			(3,753)
Capital contribution from affiliated entity		3,666		3,666
Other comprehensive (loss) income		(3,495)				(3,495)
Ending Balance at Dec. 31, 2016		$ 67,533	$ 2,000	$ 45,223	$ 17,754	$ 2,556

[1]	(1) Dividends are required to be deducted from retained earnings and when depleted, deducted from additional paid-in capital.